SSgA FUNDS

SUPPLEMENT DATED JULY 24, 2008
TO
PROSPECTUS DATED DECEMBER 18, 2007
(AS SUPPLEMENTED THROUGH JULY 21, 2008)

SSgA SMALL CAP FUND, SSgA AGGRESSIVE EQUITY FUND, SSgA LARGE CAP VALUE FUND, SSgA
DIRECTIONAL CORE EQUITY FUND AND SSgA CORE EDGE EQUITY FUND

Shareholders of the SSgA Small Cap, SSgA Aggressive Equity, SSgA Large Cap Value, SSgA Directional Core Equity and SSgA Core Edge Equity Funds (the “Funds”) are hereby notified that disclosure on page 44 and 45 of the Prospectus, under the heading “Portfolio Management— SSgA Small Cap, Aggressive Equity, Large Cap Value, Directional Core Equity and Core Edge Equity Funds,” is hereby deleted and replaced with the following:

Small Cap, Aggressive Equity, Large Cap Value, Directional Core Equity and Core Edge Equity Funds. These Funds are managed by the SSgA US Active Quantitative Equity Team. The head of that team identified below is primarily responsible for the day-to-day management of the each of the Funds:

Brian Shannahan, CFA. Brian is a Senior Managing Director of SSgA and Principal of SSgA FM. Brian joined the firm in 2000 and is the head of the firm’s US Active Quantitative Equity Team. He received an MBA in Finance and Quantitative Methods from the University of Connecticut and a BSE in Chemical Engineering from Princeton University. Brian is a member of the Boston Security Analysts Society and the CFA Institute.

The remainder of the Prospectus section entitled “Portfolio Management” is unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSgA FUNDS

SUPPLEMENT DATED JULY 24, 2008
TO
PROSPECTUS DATED DECEMBER 18, 2007
(AS SUPPLEMENTED THROUGH JANUARY 25, 2008)

SSgA SMALL CAP FUND
SSgA AGGRESSIVE EQUITY FUND
CLASS R SHARES

Shareholders of the Class R Shares of the SSgA Small Cap and SSgA Aggressive Equity Funds (the “Funds”) are hereby notified that disclosure on page 20 of the Prospectus, under the heading “Portfolio Management —Small Cap and Aggressive Equity Funds,” is hereby deleted and replaced with the following:

Small Cap and  Aggressive Equity Funds. These Funds are managed by the SSgA US Active Quantitative Equity Team. The head of that team identified below is primarily responsible for the day-to-day management of the each of the Funds:

Brian Shannahan, CFA. Brian is a Senior Managing Director of SSgA and Principal of SSgA FM. Brian joined the firm in 2000 and is the head of the firm’s US Active Quantitative Equity Team. He received an MBA in Finance and Quantitative Methods from the University of Connecticut and a BSE in Chemical Engineering from Princeton University. Brian is a member of the Boston Security Analysts Society and the CFA Institute.

The remainder of the Prospectus section entitled “Portfolio Management” is unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE